ASSETS HELD FOR SALE (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
ASSETS HELD FOR SALE
Assets held for sale gross		$ 9,866	$ 606,043
Less: impairment	$ (5,866)	(5,866)	0
Assets held for sale	4,000	4,000	606,043
Motor Vehicle [Member]
ASSETS HELD FOR SALE
Assets held for sale gross	$ 9,866	9,866	392,549
Plant And Machinery [Member]
ASSETS HELD FOR SALE
Assets held for sale gross		$ 0	$ 213,494